OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Oct. 28, 2018
Leases [Abstract]
Future minimum rental payments related to noncancellable operating leases	As of October 28, 2018, future minimum rental payments related to noncancellable operating leases are as follows (in thousands):

2019	$13,951
2020	8,223
2021	6,202
2022	5,001
2023	3,928
Thereafter	7,693